Short-term Borrowings - Summary of Short-Term Borrowings (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Short-term borrowings		$ 8,105,997	$ 6,402,231
Short-term Bank Borrowings
Short-Term Debt [Line Items]
Short-term borrowings	[1]	5,895,272	4,268,154
Loans From Investor C
Short-Term Debt [Line Items]
Short-term borrowings	[2]	$ 2,210,725	$ 2,134,077

[1]	Short-term bank borrowings
[2]	Loans from investor C